Exceptional items (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Exceptional Items [line items]
Summary of Exceptional Items

	2020 $m	2019 $m	2018 $m
Operating exceptional items:

Cost of sales:

Derecognition of right-of-use assets and lease liabilities	18	—	—

Provision for onerous contractual expenditure	(10)	—	—

Reorganisation costs	(4)	—	—

	4	—	—

Other impairment charges:

Goodwill	—	(49)	—

Property, plant and equipment	(50)	—	—

Right-of-use assets	—	(32)	—

	(50)	(81)	—

Operating exceptional items	(46)	(81)	—

Fair value gains on contingent purchase consideration (note 25)	21	38	—

Exceptional items before tax	(25)	(43)	—

Summary of tax impacts on exceptional items
The tax impacts of the exceptional items are shown in the table below:

	2020			2019		2018
	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m
Derecognition of right-of-use assets and lease liabilities	—	(4)	—	—	—	—

Provision for onerous contractual expenditure	—	2	—	—	—	—

Reorganisation costs	3	2	4	—	11	—

Acquisition and integration costs	1	—	—	—	2	—

Litigation	—	—	—	6	5	—

Pension settlement cost	—	—	—	—	5	1

Impairment of financial assets	4	2	—	—	—	—

Other impairment charges	6	37	—	18	—	—

Financial expenses	—	3	—	—	—	—

Fair value gains on contingent purchase consideration	—	(4)	—	(6)	—	—

Adjustments in respect of prior years a	—	—	—	(2)	(2)	—

	14	38	4	16	21	1

Total current and deferred tax		52		20		22

a	In 2019, related to a 2014 disposal. In 2018, related to the 2017 sale of a minority investment.

UK Portfolio [member]
Disclosure Of Exceptional Items [line items]
Summary of Exceptional Items

	Note	2020 $m	2019 $m	2018 $m
Operating exceptional items:

Cost of sales:

Derecognition of right-of-use assets and lease liabilities	(a)(h)	22	—	—

Gain on lease termination	(b)	30	—	—

Provision for onerous contractual expenditure	(h)	(10)	—	—

Reorganisation costs	(c)(h)	(8)	—	—

		34	—	—

Administrative expenses:

Reorganisation costs	(c)	(19)	(20)	(56)

Acquisition and integration costs	(d)	(6)	(7)	(15)

Litigation	(e)	(5)	(28)	(18)

Pension settlement cost	27	—	—	(15)

		(30)	(55)	(104)

Impairment loss on financial assets	(f)	(48)	—	—

Other impairment charges:

Goodwill	(h)	—	(49)	—

Management agreements	13	(48)	(50)	—

Property, plant and equipment	14, (h)	(90)	—	—

Right-of-use assets	15, (h)	(16)	(32)	—

Associates	16	(19)	—	—

Contract assets	3	(53)	—	—

		(226)	(131)	—

Operating exceptional items		(270)	(186)	(104)

Financial expenses	(g)	(14)	—	—

Fair value gains on contingent purchase consideration	(h)	21	38	—

Exceptional items before tax		(263)	(148)	(104)

Tax on exceptional items	(i)	52	20	22

Exceptional tax	(j)	—	—	5

Tax		52	20	27

Operating exceptional items analysed as:
Americas		(118)	(62)	(36)

EMEAA		(128)	(109)	(12)

Greater China		(5)	—	(1)

Central		(19)	(15)	(55)

		(270)	(186)	(104)